Leases - Lease expense (Detail) - JPY (¥) ¥ in Millions		3 Months Ended	6 Months Ended
		Sep. 30, 2019	Sep. 30, 2019
Lease expense:
Operating lease cost	[1]	¥ 11,944	¥ 23,889
Other income and expenses:
Gross sublease income	[1],[2]	¥ 1,306	¥ 2,717

[1]	Finance lease cost, short-term lease cost, variable lease cost and net gains (losses) on qualifying sale and leaseback transactions for the six and three months ended September 30, 2019 were not significant.
[2]	Gross sublease income represents income from subleases separate from lease payments made by Nomura on the head lease as lessee.